Expense Example {- Fidelity Series Large Cap Growth Index Fund} - 04.30 Fidelity Series Large Cap Growth Index Fund Series Pro-05 - Fidelity Series Large Cap Growth Index Fund - Fidelity Series Large Cap Growth Index Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9